Goldman Sachs Financial Square Treasury Solutions Fund Average Annual Total Returns - Service Shares [Member] - Service Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		3.63%	2.77%	1.70%
Performance Inception Date	Mar. 25, 1997